LOANS RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2018
LOANS RECEIVABLE
Schedule of loans receivable
	March 31, 2018	March 31, 2017

Loans	$28,696,234	$—
Allowance for loan losses	—	—

Loan receivable	28,696,234	—